Victory High Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Bloomberg U.S. High Yield 2% Issuer Capped Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%		6.52%
Lipper High Yield Bond Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.94%	4.46%		5.94%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	4.27%		5.84%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.57%	1.59%		3.22%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	2.06%		3.34%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	4.38%		5.93%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.80%	4.54%	4.98%

[1]	Inception date of Class R6 is December 1, 2016.